Supplementary cash flow information (Schedule of other cash generated from / (used in) operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ 8,683	$ (2,043)
Amortization of community agreements [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	12,160	5,129
Share based compensation paid [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	(5,817)	(6,647)
Changes in non-current assets [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	0	(1,577)
Share based compensation and change of control payments made upon acquisition of Copper Mountain [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	(6,743)	0
Loss on disposal of property, plant & equipment [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	7,521	0
Restructuring - Manitoba [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	0	(4,524)
Other [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ 1,562	$ 5,576